Related party transactions - Debt (Details) - USD ($) $ / shares in Units, $ in Millions					1 Months Ended		12 Months Ended
	Oct. 26, 2017	Jun. 30, 2017	Feb. 17, 2017	Jul. 28, 2015	Jun. 30, 2017	Feb. 28, 2017	Dec. 31, 2017
Common Stock
Stock transaction disclosures
Issuance of common stock, net of issuance costs (in shares)							12,019,639
Underwritten Public Offering | Common Stock
Stock transaction disclosures
Issuance of common stock, net of issuance costs (in shares)		4,800,000			4,800,000	5,750,000
Public offering price (in dollars per share)		$ 6.25			$ 6.25	$ 5.00
Term of option to purchase share		30 days			30 days
Shares offered to underwriters under option granted (in shares)		720,000			720,000
Over-allotment option | Common Stock
Stock transaction disclosures
Issuance of common stock, net of issuance costs (in shares)			750,000	720,000
Senior Secured Credit Facility | Debt issued to entities affiliated with Deerfield | Investor
Related party transactions
Face amount of debt at time of related party stock purchase						$ 60.0
Conversion Of Convertible Notes | Senior Secured Credit Facility
Stock transaction disclosures
Number of shares of stock into which debt was converted	929,967
Amount of debt converted into stock	$ 6.6
Conversion price	$ 7.08
Conversion price, expressed as a percentage of stock price	95.00%
Number of trading days used to determine conversion stock price	3 days